Financial instruments (Details 2) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (22,400)	$ (27,100)
Recurring fair value measurement [member] | Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(159)	(187)
Recurring fair value measurement [member] | Current financial liabilities at fair value [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(103)	(119)
Recurring fair value measurement [member] | Current financial liabilities at fair value [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(56)	(68)
Recurring fair value measurement [member] | Non-current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(1,354)	(975)
Recurring fair value measurement [member] | Non-current financial liabilities at fair value [member] | Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(239)	(19)
Recurring fair value measurement [member] | Non-current financial liabilities at fair value [member] | Non-current contingent consideration liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(1,115)	(956)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(56)	(68)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Current financial liabilities at fair value [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(56)	(68)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(103)	(119)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Current financial liabilities at fair value [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(103)	(119)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Non-current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(1,354)	(975)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Non-current financial liabilities at fair value [member] | Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(239)	(19)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Non-current financial liabilities at fair value [member] | Non-current contingent consideration liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (1,115)	$ (956)